Property, plant and equipment	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
Property, plant and equipment
7	Property, plant and equipment

	Dam	Port facilities	Buildings	Electric utility plant in service	Transport-ation facilities	Others	CIP	Total
As at 1 January 2016
Cost	1,856,144	3,860,009	8,306,471	327,827,738	980,290	5,809,400	23,851,697	372,491,749
Accumulated depreciation	(153,325)	(436,215)	(2,508,772)	(138,852,591)	(371,226)	(3,366,838)	-	(145,688,967)
Accumulated impairment loss	(268,981)	-	(68,931)	(5,968,962)	-	(81,328)	(741,510)	(7,129,712)

Net book value	1,433,838	3,423,794	5,728,768	183,006,185	609,064	2,361,234	23,110,187	219,673,070

Year ended 31 December 2016
Beginning of the year	1,433,838	3,423,794	5,728,768	183,006,185	609,064	2,361,234	23,110,187	219,673,070
Reclassification	-	1,771	(492,558)	495,841	759	(5,813)	-	-
Business combination	-	-	8,098	303,854	-	2,977	4,576	319,505
Additions	-	1,770	127	418,812	-	122,519	18,839,102	19,382,330
Transfer from CIP	20,170	246,712	1,319,019	12,576,736	20,033	296,648	(14,479,318)	-
Disposals/write-off	-	-	(68,945)	(495,251)	(26,477)	(27,055)	(193,357)	(811,085)
Depreciation charge	(32,987)	(113,810)	(255,882)	(14,004,881)	(48,720)	(387,884)	-	(14,844,164)
Impairment charge	(41,423)	-	(2,303)	(1,005,367)	-	(6,399)	(8,243)	(1,063,735)
Currency translation differences	-	-	-	404,948	-	782	158	405,888

End of the year	1,379,598	3,560,237	6,236,324	181,700,877	554,659	2,357,009	27,273,105	223,061,809

As at 31 December 2016
Cost	1,876,314	4,116,914	9,056,858	341,195,395	875,630	6,041,783	28,022,858	391,185,752
Accumulated depreciation	(186,312)	(556,677)	(2,749,300)	(152,408,524)	(320,971)	(3,596,546)	-	(159,818,330)
Accumulated impairment loss	(310,404)	-	(71,234)	(7,085,994)	-	(88,228)	(749,753)	(8,305,613)

Net book value	1,379,598	3,560,237	6,236,324	181,700,877	554,659	2,357,009	27,273,105	223,061,809

Year ended 31 December 2017
Beginning of the year	1,379,598	3,560,237	6,236,324	181,700,877	554,659	2,357,009	27,273,105	223,061,809
Reclassification	49,386	(404)	52,047	(157,759)	(4,357)	61,087	-	-
Business combination (Note 40)	279,169	-	1,944,531	58,379,270	17,243	443,052	2,717,544	63,780,809
Additions	-	-	184	840,991	-	88,160	21,225,980	22,155,315
Transfer from CIP	15,355	114,688	342,285	20,283,508	288,554	145,705	(21,190,095)	-
Disposals/write-off	-	(14,731)	(30,837)	(1,252,829)	(3,907)	(28,562)	-	(1,330,866)
Disposal of subsidiaries	-	(632,709)	(101,169)	(114,542)	-	(153,096)	(1,242,210)	(2,243,726)
Depreciation charge	(40,200)	(111,529)	(339,630)	(19,155,852)	(59,022)	(494,932)	-	(20,201,165)
Impairment charge	(45,619)	-	(1,651)	(754,753)	-	(2,503)	(241,669)	(1,046,195)
Currency translation differences	-	-	-	151,249	-	263	600	152,112

End of the year	1,637,689	2,915,552	8,102,084	239,920,160	793,170	2,416,183	28,543,255	284,328,093

As at 31 December 2017
Cost	2,220,224	3,358,811	11,173,669	418,360,698	1,155,392	5,972,688	29,534,677	471,776,159
Accumulated depreciation	(226,512)	(443,259)	(3,019,198)	(170,525,898)	(362,222)	(3,523,292)	-	(178,100,381)
Accumulated impairment loss	(356,023)	-	(52,387)	(7,914,640)	-	(33,213)	(991,422)	(9,347,685)

Net book value	1,637,689	2,915,552	8,102,084	239,920,160	793,170	2,416,183	28,543,255	284,328,093

Interest capitalization

Interest expense of approximately RMB476 million (2016: RMB450 million) arising on borrowings for the construction of property, plant and equipment was capitalized during the year and was included in 'Additions' in property, plant and equipment. The weighted average capitalization rate was approximately 4.54% (2016: 4.52%) per annum.

Impairment

In 2017, impairment losses for certain property, plant and equipment and land use rights of approximately RMB1,046 million and RMB109 million have been recognized, respectively. Factors leading to the impairment include lower than expected utilization hours of a subsidiary due to long idle hours of its power generating units and the coal-fire projects in progress was aborted; lower than expected operating results of three subsidiaries in 2017 due to oversupply and fierce competition within the electricity market in the provinces, as well as low profitability of a hydropower plant, a coal-fire project in progress of a subsidiary was aborted as a result of relevant regulation. Discount rates of 9.50%, 9.98%, 9.89%, 14.74% and 9.14% were adopted in the value in use model in the determination of the recoverable amounts for the four coal-fired power plants and the hydropower plant respectively. In addition, as a result of the low demand of coal-fired power in local market, management estimated the possibility of further development of a coal-fired power project was remote, therefore the project under construction with a carrying value of RMB242 million was fully impaired in 2017.

In 2016, impairment losses for certain property, plant and equipment and land use rights of approximately RMB1,064 million and RMB52 million have been recognized, respectively. Factors leading to the impairment of operating projects primarily included lower utilization hours and tariff of two coal-fired power plants as a result of over supply of electricity in two provinces, as well as low utilization hours of a hydropower plant as a result of low level of water inflow. Discount rates of 8.06%, 8.97% and 8.12% were adopted in the value in use model in the determination of the recoverable amounts for the two coal-fired power plants and the hydropower plant respectively.

Property, plant and equipment held under finance leases

As at 31 December 2017, certain property, plant and equipment with original cost of RMB3,312 million (2016: RMB2,075 million) were held under finance leases, which mainly included power generation assets, ships and pipeline assets.

Security

As at 31 December 2017, certain property, plant and equipment were secured to a bank as collateral against a long-term loan (Note 24).

Buildings without ownership certificate

At 31 December 2017, the Company and its subsidiaries were in the process of applying for the ownership certificate for certain buildings (buildings for power generation process were included in electric utility plant in service) with an aggregate net book value of RMB10,800 million (2016: RMB7,871 million). The management are of the opinion that the Company and its subsidiaries are entitled to lawfully and validly occupy and use of the above mentioned buildings.